Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (874,668)	$ (8,625,427)	$ (14,219,265)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	391,351	571,528	395,355
Fair value change of short-term investments	(2,120,241)
Loss from equity method investment		127,965	17,524
Loss on disposal of subsidiaries		5,018
Impairment of goodwill			1,599,591
Impairment of long-lived assets other than goodwill		813,344
Inventory write-down	42,241	518,119	1,668,508
Allowance for credit losses	74,190	659,569
Deferred income taxes	(1,106)	(3,861)	(591)
Loss (gain) on disposal of property, plant and equipment	(16,870)	308,003
Non-cash lease expense	33,944	89,176
Gain on forgiveness of short-term loan	(6,265)
Changes in operating assets and liabilities:
Accounts receivable, net	(112,177)	329,042	1,302,573
Accounts receivable - related parties, net		306,301	(778,516)
Inventories, net	201,730	2,009,862	4,203,927
Operating lease liabilities	(9,382)
Operating lease liabilities – related parties	16,262	16,404
Due from related parties, net		(2,206)
Due to related parties		14,387	18,142
Advances to suppliers, net	(12,179)	36,322	569,723
Prepayments and other current assets, net	(29,363)	516,018	(291,336)
Accounts payable	(416,506)	(2,775,356)	1,870,157
Accounts payable - related parties		(6,703)	19,848
Interest payable	1,065,277	260,417	119,712
Interest payable - related parties	43,835
Notes payable		(1,046,257)	1,204,910
Taxes payable		13,797	32,733
Advances from customers	(31,366)	(42,923)	(60,254)
Advances from customer - related party			(7,397)
Other current liabilities	(866,962)	280,843	160,914
Net cash used in operating activities	(2,628,255)	(5,626,618)	(2,173,742)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(47,086)	(121,560)	(5,627,422)
Proceeds from disposal of property, plant and equipment		233,747
Payments to acquire land use rights			(854,221)
Acquisition of businesses, net of cash acquired			19,888
Disposal of subsidiaries		83
Loans to related parties			(132,147)
Repayments from related parties		1,282	235,049
Payments for long-term investments			(235,605)
Purchase of short-term investments	(38,743,908)
Proceeds from sale of short-term investments	42,146,183
Net cash provided by (used in) investing activities	3,355,189	113,552	(6,594,458)
Cash flows from financing activities
Proceeds from issuance of common shares		6,760,000
Purchase of noncontrolling interest	(100)
Collection of stock subscription receivable			100,000
Proceeds from related parties			5,306
Repayments to related parties		(1,000)	(385,420)
Proceeds from bank overdrafts		78,162
Proceeds from short-term loans	107,829	1,046,275	8,400,090
Repayments of short-term loans	(746,437)	(2,073,177)	(1,508,056)
Proceeds from short-term loans - related parties	49,350	4,791,403	1,176,690
Repayments of short-term loans - related parties		(1,080,947)	(60,490)
Net cash provided by (used in) financing activities	(589,358)	9,520,716	7,728,120
Effect of exchange rate changes on cash, cash equivalents and restricted cash	106,910	(203,577)	96,808
Net change in cash, cash equivalents and restricted cash	244,486	3,804,073	(943,272)
Cash, cash equivalents and restricted cash, beginning of the year	6,504,578	2,700,505	3,643,777
Cash, cash equivalents and restricted cash, end of the year	6,749,064	6,504,578	2,700,505
Supplemental cash flow information
Interest paid	38,362	1,118,338	113,389
Income taxes paid	146
Non-cash investing and financing activities
Accrued interest added to short-term loan – related party		126,697
Operating expenses paid by related parties			157,094
Liabilities assumed in connection with purchase of property, plant and equipment	14,592	51,196	38,636
Notes payable reclassified to short-term loans	908,850	479,724
Receivables from related parties settled with payables to related parties		28,694	114,707
Receivables from common stock subscription settled with loan payables to a related party		4,240,000
Shares issuance in connection with acquisition of subsidiaries			1,053,020
Short-term loans settled by transferring an equity investment to the creditor	70,708
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	6,566,549	5,114,175	893,020
Restricted cash	182,515	1,390,403	1,807,485
Total cash, cash equivalents, and restricted cash	$ 6,749,064	$ 6,504,578	$ 2,700,505